Submission	Nov. 07, 2024
Submission [Line Items]
Central Index Key	0001810806
Registrant Name	UNITY SOFTWARE INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES